RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Total amounts due to related parties	$ 61	$ (167)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	100	102
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (39)	$ (269)